SCHEDULE III - SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION - Gross Real Estate (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Number of facilities leased | facility	1,184
Gross amount carried at close of current period	$ 4,129,251	$ 3,830,489	$ 3,856,515
Acquisitions	120,307	$ 0
Add Reconciling Items:
Book value of racking included in leased facilities	1,483,435
Book value of financing leases	385,238
Book value of construction in progress	225,817
Total Reconciling Items	2,094,490
Gross Amount of Real Estate Assets, As Disclosed in Note 2.h.	$ 6,223,741